Cash and Cash Equivalents - Schedule of Functional Currency (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Hong Kong Dollar [Member]
Schedule of Functional Currency [Line Items]
Balances that are not denominated in the functional currency	$ 82	$ 85
Indonesia Rupiah [Member]
Schedule of Functional Currency [Line Items]
Balances that are not denominated in the functional currency	44	41
Euro [Member]
Schedule of Functional Currency [Line Items]
Balances that are not denominated in the functional currency	98
Singapore Dollar [Member]
Schedule of Functional Currency [Line Items]
Balances that are not denominated in the functional currency	$ 18	$ 34